================================================================================

                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------
                               September 30, 1998
                               ------------------


                                   Value Line
                                      Asset
                                   Allocation
                                   Fund, Inc.


                                     [LOGO]
                                   ----------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line Asset Allocation Fund, Inc.


                                                         To Our Value Line Asset
================================================================================

Dear Shareholder:

The latest reporting period was the most difficult in the Fund's five-year history. For the six months ended September 30, 1998, the Value Line Asset Allocation Fund showed a loss of 10.48%. This compared to a loss of 6.97% in the unmanaged Standard & Poor's 500 Index (including dividends) and a total return of 7.70% for the unmanaged Lehman Government/Corporate Bond Index.

An overweighting in stocks hurt the Fund's returns. The allocation to stocks during most of the period was about 75% of assets, compared to a neutral benchmark of 55%. Only about 15%-20% of assets were invested in bonds, the best-performing asset class in this time frame. We rely on Value Line's proprietary stock and bond models to determine the Fund's asset allocation at any point in time. These models use a number of different financial and economic variables, such as stock and bond price levels, dividend yields, and Federal Reserve activity. Over time, we believe your Fund will benefit from the models, which remove human emotion from the decision process, but even the best models will not always be right. In the last weeks of the six-month period, our stock model became still more bullish, mainly due to lower stock prices and falling interest rates. We moved the stock allocation target up to 85% of assets, and reduced the bond target to 10%.

Also hurting returns in the period were our holdings of smaller-capitalization stocks, which performed much worse than the large-caps. A widely used benchmark of small-cap stocks, the unmanaged Russell 2000 Index, fell 23.87% (including dividends) in the six months under review. (However, it is worth noting that since September 30th, the Russell 2000 Index has rebound 7.54% and that for the calendar year the Russell 2000 Index fell only 10.32%, including dividends.) The Fund's stock selection is made from a universe of about 5,000 companies, of which only a small minority are the large-cap stocks represented by the S&P 500 Index. About one-quarter of the Fund's stockholdings are in large-caps, with the remainder split about evenly between small-caps and mid-caps. We believe smaller-cap stocks will be superior performers in the years ahead, given their strong earnings prospects and reduced valuations.

Your Fund's excellent long-term record is intact. Since inception August 24, 1993, the Fund ranks 4th out of 72 funds in the Flexible category, according to Lipper Analytical Services. We will stick to the discipline that has served us well, investing in issues with strong earnings and price momentum, and quickly selling holdings that fail to meet these standards. Once this rocky period for the stock market passes, we will be well prepared for the better times ahead.

Thank you for investing with us.


                                  Sincerely,

                                  /s/ Jean Bernhard Buttner

                                  Jean Bernhard Buttner
                                  Chairman and President

November 17, 1998

--------------------------------------------------------------------------------
2

                                          Value Line Asset Allocation Fund, Inc.

Allocation Fund Shareholders
================================================================================

Economic Observations

Steady growth and low inflation continue to be two of the dominant themes in the domestic economy as 1998 rapidly draws to a close. This is underscored by reports that show relative stability in retailing, manufacturing, housing, personal income, and employment. Such trends suggest that GDP growth, which has generally moderated over the past six months, will average 2%, or perhaps a shade more, during the next two to four quarters. At the same time, inflation remains quiescent, with producer and consumer price increases still modest overall and with key industrial sectors finding it difficult to implement price increases.

At this point, though, we do not believe that this modest pace of economic activity is the opening act in a serious domestic business downturn. Our sense is that the global crisis still afflicting Asia, Russia, and parts of Latin America will gradually recede over the next 12 to 18 months and that the continuing subdued level of inflation in this country will encourage the Federal Reserve Board to relax the credit reins again over the next several quarters.


Performance Data:*
                                                                       Average
                                                                    Annual Total
                                                                       Return
                                                                    ------------
1 year ended 9/30/98 ..............................................     1.04%
5 years ended 9/30/98 .............................................    17.10%
From 8/24/93 (commencement
  of operations) to 9/30/98 .......................................    17.81%

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total returns include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.

--------------------------------------------------------------------------------
                                                                               3

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
================================================================================

      Shares                                                            Value
--------------------------------------------------------------------------------

COMMON STOCKS (85.6%)
                ADVERTISING (0.8%)
      13,000    Big Flower Holdings, Inc.*..................         $ 303,875
       4,000    Harte-Hanks Inc.............................            89,500
      11,400    Omnicom Group, Inc..........................           513,000
       7,000    Snyder Communications,
                    Inc.*...................................           234,500
                                                                   -----------
                                                                     1,140,875

                AEROSPACE/DEFENSE
                  (1.1%)
      10,000    Cordant Technologies Inc....................           423,125
      15,500    Gulfstream Aerospace
                    Corp.*..................................           623,875
       5,500    Primex Technologies, Inc....................           187,000
       8,500    Special Devices, Inc.*......................           277,312
                                                                   -----------
                                                                     1,511,312

                AIR TRANSPORT (1.3%)
      14,000    Comair Holdings, Inc........................           402,500
      18,000    Mesaba Holdings, Inc.*......................           261,000
       9,500    Midwest Express
                    Holdings, Inc.*.........................           318,250
      18,000    Skywest, Inc................................           344,250
      27,000    Southwest Airlines Co.......................           540,000
                                                                   -----------
                                                                     1,866,000

                APPAREL (1.3%)
      10,320    Abercrombie & Fitch Co.
                    Class "A"*..............................           454,080
      31,000    Chico's FAS, Inc.*..........................           499,875
      17,000    Quiksilver, Inc.*...........................           309,188
      22,000    Tarrant Apparel Group*......................           533,500
                                                                   -----------
                                                                     1,796,643

                AUTO PARTS--ORIGINAL
                  EQUIPMENT (0.3%)
      11,000    Arvin Industries, Inc. .....................           409,750

                AUTO PARTS--
                  REPLACEMENT (0.5%)
       3,000    Federal-Mogul Corp..........................           140,250
      12,000    O'Reilly Automotive, Inc.*..................           435,000
       6,000    Wynns International, Inc....................           112,125
                                                                   -----------
                                                                       687,375

                BANK (0.3%)
      13,500    North Fork Bancorporation,
                    Inc.....................................           270,000
       5,000    Zions Bancorporation........................           204,062
                                                                   -----------
                                                                       474,062

                BANK--MIDWEST (0.5%)
       8,000    Fifth Third Bancorp.........................           460,000
       4,000    Northern Trust Corp.........................           273,000
                                                                   -----------
                                                                       733,000

                BEVERAGE--
                  ALCOHOLIC (0.4%)
      11,000    Coors (Adolph) Co.
                    Class "B"...............................           505,313

                BUILDING MATERIALS
                  (0.9%)
      12,000    Genlyte Group Incorporated
                    (The)*..................................           246,000
       5,000    Granite Construction Inc....................           147,188
      25,000    Insituform Technologies, Inc.
                    Class "A"*..............................           331,250
      11,000    NCI Building Systems, Inc.*.................           217,937
      13,500    Thomas Industries, Inc......................           289,406
                                                                   -----------
                                                                     1,231,781

                CABLE TV (0.7%)
      15,000    Cablevision Systems Corp.
                    Class "A"*..............................           647,813
      17,000    Century Communications
                    Corp. Class "A"*........................           405,875
                                                                   -----------
                                                                     1,053,688


--------------------------------------------------------------------------------
4

                                          Value Line Asset Allocation Fund, Inc.

                                                  September 30, 1998 (unaudited)
================================================================================

      Shares                                                           Value
--------------------------------------------------------------------------------

                CEMENT &
                  AGGREGATES (0.2%)
      10,000    Centex Construction
                    Products, Inc...........................        $ 341,250

                CHEMICAL--
                  SPECIALTY (0.4%)
      19,000    NL Industries, Inc..........................          368,125
      14,400    Tredegar Industries, Inc....................          263,700
                                                                  -----------
                                                                      631,825

                COAL/ALTERNATE
                  ENERGY (0.3%)
      10,000    AES Corp.*..................................          370,625

                COMPUTER &
                  PERIPHERALS (4.4%)
      17,000    American Power
                    Conversion Corp.*.......................          640,688
      17,000    Apple Computer, Inc.*.......................          648,125
      19,000    Brooktrout Technology,
                    Inc.*...................................          258,281
      14,500    Cisco Systems, Inc.*........................          896,281
      11,000    Dell Computer Corp.*........................          723,250
      10,000    EMC Corp.*..................................          571,875
      17,000    FORE Systems, Inc.*.........................          282,625
      10,200    Ingram Micro Inc.
                    Class "A"*..............................          546,337
      10,000    Pinnacle Systems, Inc.*.....................          260,000
      12,000    Sun Microsystems, Inc.*.....................          597,750
      20,000    Unisys Corp.*...............................          455,000
      20,000    Xircom, Inc.*...............................          490,000
                                                                  -----------
                                                                    6,370,212

                COMPUTER SOFTWARE
                  & SERVICES (12.2%)
       7,000    Advent Software, Inc.*......................          239,313
      17,000    American Management
                    Systems, Inc.*..........................          465,375
      11,000    Analytical Surveys, Inc.*...................          255,750
       5,000    Apex PC Solutions, Inc.*....................           98,125
      24,000    Ardent Software, Inc.*......................          300,000
      11,000    Aspect Development, Inc.*...................          433,125
      12,700    BMC Software, Inc.*.........................          762,794
      12,000    CIBER, Inc.*................................          242,250
       6,800    Citrix Systems, Inc.*.......................          482,800
       6,000    Computer Sciences Corp.*....................          327,000
      11,000    Compuware Corp.*............................          647,625
       7,000    Comverse Technology, Inc.*..................          286,125
       9,500    Documentum, Inc.*...........................          376,438
      10,000    Edwards (J.D.) &
                    Company*................................          480,000
       5,000    Engineering Animation, Inc.*................          238,750
       9,000    FactSet Research
                    Systems, Inc.*..........................          285,187
       6,000    FileNet Corp.*..............................           84,000
      12,000    Henry (Jack) & Associates,
                    Inc.....................................          573,000
      12,000    Information Management
                    Resources, Inc.*........................          297,000
      18,000    Intelligroup, Inc.*.........................          306,000
      13,000    International Network
                    Services*...............................          539,500
       9,700    Keane, Inc.*................................          340,713
      13,000    Learning Company,
                    Inc. (The)*.............................          257,562
      12,600    Legato Systems, Inc.*.......................          647,325
      19,000    MAPICS, Inc.*...............................          419,188
      18,000    Mastech Corp.*..............................          433,125
      14,000    Mercury Interactive Corp.*..................          555,625
      16,000    Microsoft Corp.*............................        1,761,000
      17,500    New Dimension
                    Software, Ltd.*.........................          435,312
      14,000    Paychex, Inc................................          721,875
      16,500    Peregrine Systems, Inc.*....................          664,125
      13,000    Platinum Software Corp.*....................          133,250
       7,000    PLANTINUM
                    technology, inc.*.......................          126,000
       8,000    Policy Management
                    Systems Corp.*..........................          324,000


--------------------------------------------------------------------------------
                                                                               5

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
================================================================================

      Shares                                                            Value
--------------------------------------------------------------------------------

                COMPUTER SOFTWARE
                  & SERVICES (continued)
      20,000    Progress Software Corp.*....................         $ 517,500
      17,000    Siebel Systems, Inc.*.......................           487,687
      14,000    Systems & Computer
                    Technology Corp.*.......................           180,250
      11,000    TSI International
                    Software Ltd.*..........................           380,875
      20,000    Timberline Software Corp....................           380,000
      14,000    USCS International, Inc.*...................           449,750
      10,550    Veritas Software Corp.*.....................           582,887
                                                                   -----------
                                                                    17,518,206

                DIVERSIFIED
                  COMPANIES (1.3%)
      11,000    Danaher Corp................................           330,000
       4,500    Myers Industries, Inc.......................           103,500
      12,000    Ogden Corp..................................           341,250
       5,500    Sequa Corp. Class "A"*......................           309,719
      10,000    Tyco International, Ltd.....................           552,500
       8,000    Varlen Corp.................................           222,000
                                                                   -----------
                                                                     1,858,969

                DRUG (3.6%)
      10,500    Amgen Inc.*.................................           793,406
      12,500    Biogen, Inc.*...............................           822,656
      14,000    Forest Laboratories, Inc.*..................           481,250
       5,000    Medco Research, Inc.*.......................           108,438
       6,500    MedImmune, Inc.*............................           420,875
       6,200    Pfizer, Inc.................................           656,813
      20,000    Roberts Pharmaceutical
                    Corp.*..................................           382,500
       9,600    Schering-Plough Corp........................           994,200
       9,000    Watson Pharmaceuticals,
                    Inc.*...................................           456,750
                                                                   -----------
                                                                     5,116,888

                EDUCATIONAL
                  SERVICES (0.5%)
      13,000    Apollo Group, Inc.
                    Class "A"*..............................           362,375
      11,000    Education Management Corp.*.................           390,500
                                                                   -----------
                                                                       752,875

                ELECTRIC UTILITY--
                  EAST (0.6%)
       8,000    Energy East Corporation.....................           408,000
      30,000    Northeast Utilities *.......................           502,500
                                                                   -----------
                                                                       910,500

                ELECTRICAL
                  EQUIPMENT (2.2%)
      14,000    C & D Technologies, Inc.....................           334,250
      32,000    General Electric Co.........................         2,546,000
       7,000    Kuhlman Corp................................           227,062
                                                                   -----------
                                                                     3,107,312

                ELECTRONICS (1.6%)
       2,000    Gemstar International
                    Group Ltd.*.............................            92,750
      12,000    Gilat Satellite Networks, Ltd.*.............           540,000
       8,400    Lexmark International
                    Group, Inc. Class "A"*..................           582,225
      10,000    Recoton Corporation*........................           195,000
      12,800    Symbol Technologies, Inc....................           656,800
       9,000    Telxon Corp.................................           183,375
                                                                   -----------
                                                                     2,250,150

                ENTERTAINMENT (1.7%)
      12,544    Chancellor Media Corp.*.....................           418,656
       9,200    Clear Channel
                    Communications, Inc.*...................           437,000
       6,000    Jacor Communications, Inc.*.................           303,750
      12,000    Sinclair Broadcast Group,
                    Inc. Class "A"*.........................           195,000
      12,200    Time Warner Inc.............................         1,068,263
                                                                   -----------
                                                                     2,422,669

--------------------------------------------------------------------------------
6

                                          Value Line Asset Allocation Fund, Inc.

                                                  September 30, 1998 (unaudited)
================================================================================

      Shares                                                            Value
--------------------------------------------------------------------------------

                ENVIRONMENTAL (0.5%)
      11,000    Allied Waste Industries, Inc.*..............         $ 257,125
      10,200    Waste Management, Inc.......................           490,237
                                                                   -----------
                                                                       747,362

                FINANCIAL SERVICES (2.4%)
      12,000    AmeriCredit Corp.*..........................           292,500
      22,000    Century Business
                    Services, Inc.*.........................           448,250
      10,000    Concord EFS, Inc.*..........................           258,125
      21,000    Doral Financial Corp........................           336,000
      11,000    Financial Federal Corp.*....................           241,312
      13,000    HealthCare Financial
                    Partners, Inc.*.........................           546,000
       9,456    Metris Companies, Inc.......................           440,886
       8,200    Mutual Risk Management Ltd..................           290,075
      21,000    Resource America, Inc.......................           211,313
       5,300    SEI Investments Company.....................           368,350
                                                                   -----------
                                                                     3,432,811

                FOOD WHOLESALERS (0.3%)
      11,000    U.S. Foodservice *..........................           457,875

                FOREIGN
                  TELECOMMUNICATIONS
                  (0.4%)
       7,300    Nokia Corp. (ADR) Class "A".................           572,594

                FURNITURE/HOME
                  FURNISHINGS (1.8%)
      14,000    Department 56, Inc.*........................           378,000
      12,500    Furniture Brands
                    International, Inc.*....................           243,750
      27,500    La-Z-Boy, Inc...............................           539,687
      15,000    Mohawk Industries, Inc.*....................           410,625
      29,500    Shaw Industries, Inc.*......................           479,375
      14,000    Stanley Furniture Co., Inc.*................           243,250
      16,000    Winsloew Furniture, Inc.*...................           304,000
                                                                   -----------
                                                                     2,598,687

                GROCERY (1.8%)
      14,400    Albertson's, Inc............................           779,400
      13,000    Kroger Co.*.................................           650,000
      11,000    Meyer (Fred), Inc.*.........................           427,625
      15,600    Safeway Inc.*...............................           723,450
                                                                   -----------
                                                                     2,580,475

                HEALTHCARE
                  INFORMATION
                  SYSTEMS (0.6%)
       7,800    HBO & Co....................................           225,225
      11,500    IDX Systems Corp.*..........................           609,500
                                                                   -----------
                                                                       834,725

                HOME
                  APPLIANCE (0.7%)
      13,000    Maytag Corp.................................           620,750
      14,500    Rent-Way, Inc.*.............................           357,063
                                                                   -----------
                                                                       977,813

                HOMEBUILDING (0.7%)
      14,000    American Homestar
                    Corporation*............................           308,000
      10,000    Kaufman & Broad
                    Home Corp...............................           234,375
       6,500    NVR, Inc.*..................................           214,500
      12,000    Ryland Group Inc............................           292,500
                                                                   -----------
                                                                     1,049,375

                HOUSEHOLD
                  PRODUCTS (0.9%)
       7,500    Clorox Company (The)........................           618,750
      16,000    Renters Choice, Inc.*.......................           424,000
      25,000    Salton/Maxim
                    Housewares, Inc.*.......................           284,375
                                                                   -----------
                                                                     1,327,125

--------------------------------------------------------------------------------
                                                                               7

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
================================================================================

      Shares                                                            Value
--------------------------------------------------------------------------------

                INDUSTRIAL SERVICES (3.6%)
      12,000    Equifax Inc.................................         $ 428,250
      10,000    F.Y.I., Inc.*...............................           245,000
      18,000    Labor Ready, Inc.*..........................           263,250
      14,000    Market Facts, Inc.*.........................           388,500
       7,000    Metamor Worldwide, Inc.*....................           192,500
      15,500    Metzler Group, Inc. (The)*..................           530,875
      20,000    National Computer
                    Systems, Inc............................           590,000
      11,000    On Assignment, Inc.*........................           407,000
      15,000    Profit Recovery Group
                    International, Inc. (The)*..............           468,750
      18,000    RCM Technologies, Inc.*.....................           265,500
       8,600    Robert Half International, Inc.*............           371,412
      20,851    Romac International, Inc.*..................           375,318
      10,000    SABRE Group Holdings,
                    Inc. Class "A"*.........................           300,000
      22,500    Western Staff Services, Inc.*...............           292,500
                                                                   -----------
                                                                     5,118,855

                INSURANCE--
                  DIVERSIFIED (1.4%)
      12,100    Fidelity National
                    Financial, Inc..........................           409,131
      15,000    First American Financial
                    Corporation (The).......................           480,000
       8,000    LandAmerica Financial
                    Group, Inc..............................           410,000
       8,000    Stewart Information
                    Services Corp...........................           461,000
      11,000    Triad Guaranty Inc.*........................           280,500
                                                                   -----------
                                                                     2,040,631

                INSURANCE--LIFE (0.8%)
       4,000    Life Re Corporation.........................           367,750
       6,000    Reinsurance Group of
                    America, Inc............................           353,625
       8,000    SunAmerica Inc..............................           488,000
                                                                   -----------
                                                                     1,209,375

                INSURANCE--
                  PROPERTY/
                  CASUALTY (0.0%)
         908    EXEL, Ltd...................................            57,204

                INTERNET (0.0%)
       2,000    IDT Corp.*..................................            46,000

                MACHINERY (1.3%) 10,400 Applied Power, Inc.
                    Class "A"...............................           284,050
      12,000    Astec Industries, Inc.*.....................           511,500
      17,000    Commercial Intertech Corp...................           313,438
      10,500    Ingersoll-Rand Co...........................           398,344
      21,000    JLG Industries, Inc.........................           334,687
                                                                   -----------
                                                                     1,842,019

                MANUFACTURED
                  HOUSING/
                  RECREATIONAL
                  VEHICLES (0.5%)
      15,000    Champion Enterprises,
                    Inc.*...................................           348,750
      15,000    Monaco Coach Corp.*.........................           378,750
                                                                   -----------
                                                                       727,500

                MEDICAL
                  SERVICES (1.7%)
      21,000    Hanger Orthopedic
                    Group, Inc.*............................           391,125
       8,400    Lincare Holdings, Inc.*.....................           325,500
       9,000    Omnicare, Inc...............................           317,250
      21,000    Osteotech, Inc.*............................           556,500
      12,000    Renal Care Group Inc.*......................           307,500
       3,000    Res-Care, Inc.*.............................            56,250
      27,000    Veterinary Centers of
                    America, Inc.*..........................           492,750
                                                                   -----------
                                                                     2,446,875

--------------------------------------------------------------------------------
8

                                          Value Line Asset Allocation Fund, Inc.

                                                  September 30, 1998 (unaudited)
================================================================================

      Shares                                                           Value
--------------------------------------------------------------------------------

                MEDICAL SUPPLIES (5.9%)
      15,000    ADAC Laboratories*..........................        $ 360,000
      20,000    Allegiance Corp.............................          595,000
      10,500    Allergan, Inc...............................          612,938
       9,200    Arterial Vascular
                    Engineering, Inc.*......................          340,400
      14,200    Becton, Dickinson & Co......................          583,975
      19,000    Bindley Western
                    Industries, Inc.........................          627,000
       7,000    Cardinal Health, Inc........................          722,750
      12,000    Cooper Companies,
                    Inc. (The)*.............................          211,500
      14,000    ICU Medical, Inc.*..........................          197,750
      10,200    McKesson Corp...............................          934,575
      12,000    Physio-Control
                    International Corp.*....................          330,000
      11,000    ResMed, Inc.*...............................          572,000
      12,500    Safeskin Corp.*.............................          394,531
       9,000    Schein (Henry), Inc.*.......................          312,750
       3,600    Sofamor Danek Group, Inc.*..................          320,400
      12,600    STERIS Corp.*...............................          355,950
       9,000    VISX, Inc.*.................................          603,000
      11,000    Xomed Surgical
                    Products, Inc.*.........................          452,375
                                                                  -----------
                                                                    8,526,894

                METAL FABRICATING (0.2%)
       2,000    SPS Technologies, Inc.*.....................           93,125
       7,200    Trinity Industries, Inc.....................          233,550
                                                                  -----------
                                                                      326,675

                OFFICE EQUIPMENT &
                  SUPPLIES (1.6%)
      18,400    Day Runner Inc.*............................          358,800
       5,000    Office Depot Inc.*..........................          112,188
      11,000    Pitney Bowes, Inc...........................          578,187
      23,000    Staples, Inc.*..............................          675,625
      25,000    United Stationers, Inc.*....................          596,875
                                                                  -----------
                                                                    2,321,675

                OILFIELD SERVICES/
                  EQUIPMENT (0.1%)
      12,000    Core Laboratories N.V.*.....................          207,000

                PACKAGING &
                  CONTAINER (0.1%)
      21,000    Zapata Corp.................................          203,437

                PAPER & FOREST
                  PRODUCTS (0.2%)
      25,000    Mail-Well, Inc.*............................          214,063

                PRECISION
                  INSTRUMENT (1.8%)
      15,000    Eastman Kodak Co............................        1,159,687
      11,500    Kronos Inc.*................................          425,500
      20,000    Optical Coating
                    Laboratory, Inc.........................          358,750
       9,200    Waters Corp.*...............................          616,400
                                                                  -----------
                                                                    2,560,337

                PUBLISHING (0.6%)
       8,000    Consolidated Graphics,
                    Inc.*...................................          304,000
      18,000    Hollinger International, Inc.
                    Class "A"...............................          258,750
       9,000    Meredith Corp...............................          288,000
                                                                  -----------
                                                                      850,750

                RAILROAD (0.3%)
      27,000    Johnstown America
                    Industries, Inc.*.......................          384,750

                RECREATION (1.3%)
      18,000    Carnival Corp...............................          572,625
      21,000    First Years Inc. (The)......................          299,250
      16,000    Harley-Davidson, Inc........................          470,000
      18,000    Royal Caribbean Cruises Ltd.................          478,125
                                                                  -----------
                                                                    1,820,000

--------------------------------------------------------------------------------
                                                                               9

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
================================================================================

      Shares                                                            Value
--------------------------------------------------------------------------------

                RESTAURANT (0.9%)
      24,000    Brinker International, Inc.*................         $ 450,000
      31,000    Buffets, Inc.*..............................           335,188
       3,000    CKE Restaurants, Inc........................            89,250
      15,000    Fresh Foods Inc.*...........................           142,500
      28,000    Ryan's Family Steak
                    Houses, Inc.*...........................           334,250
                                                                   -----------
                                                                     1,351,188

                RETAIL--
                  SPECIAL LINES (5.3%)
       8,750    American Eagle Outfitters,
                    Inc. *..................................           302,968
      18,000    AnnTaylor Stores Corp.*.....................           365,625
      23,000    Bed Bath & Beyond Inc.*.....................           537,625
      14,000    Best Buy Co., Inc.*.........................           581,000
      10,000    Blair Corp..................................           298,750
       8,000    Burlington Coat Factory
                    Warehouse Corp..........................           118,000
      31,000    CATO Corp. Class "A"........................           360,375
      10,500    Dollar Tree Stores, Inc.*...................           328,781
      14,000    Fingerhut Companies, Inc....................           154,000
      19,000    Fossil, Inc.*...............................           258,875
       7,000    Gap, Inc. (The).............................           369,250
      16,000    Goody's Family Clothing, Inc.*..............           192,000
      14,000    Linens `N' Things, Inc.*....................           385,000
      14,000    Men's Wearhouse,
                    Inc. (The)*.............................           241,500
      11,000    Michaels Stores, Inc.*......................           280,500
      16,000    Micro Warehouse, Inc.*......................           241,000
      32,000    Musicland Stores Corp.*.....................           396,000
       9,000    Ross Stores Inc.............................           257,625
      21,000    TJX Companies, Inc..........................           374,063
      11,000    Talbots, Inc. (The).........................           196,625
       8,600    Tandy Corp..................................           460,100
      26,000    United Retail Group Inc.*...................           211,250
      16,500    Williams-Sonoma, Inc.*......................           351,656
      11,500    Zale Corp.*.................................           294,688
                                                                   -----------
                                                                     7,557,256

                RETAIL BUILDING
                  SUPPLY (1.1%)
      19,000    Eagle Hardware &
                    Garden, Inc.*...........................           412,063
      20,000    Home Depot, Inc. (The)......................           790,000
      12,400    Lowe's Companies, Inc.......................           394,475
                                                                   -----------
                                                                     1,596,538

                RETAIL STORE (4.1%)
      15,000    Ames Department
                    Stores, Inc.*...........................           190,313
      13,000    Bon-Ton Stores, Inc.*.......................            97,500
      11,000    Buckle Inc. (The)*..........................           198,000
      10,000    Costco Companies, Inc.*.....................           473,750
      11,200    Dayton Hudson Corp..........................           400,400
      12,500    Dollar General Corp.........................           332,812
      24,000    Family Dollar Stores, Inc...................           378,000
       8,500    Federated Department
                    Stores, Inc.*...........................           309,187
      27,000    Kmart Corp.*................................           322,313
       8,500    Kohl's Corp.*...............................           331,500
      11,000    99 Cents Only Stores*.......................           435,187
       7,000    Nordstrom Inc...............................           173,250
      13,375    Pacific Sunwear of
                    California, Inc.*.......................           297,594
       7,000    Saks Incoporated*...........................           157,063
      10,500    ShopKo Stores, Inc.*........................           341,250
      22,500    Trans World Entertainment
                    Corp.*..................................           410,625
      18,000    Wal-Mart Stores, Inc........................           983,250
                                                                   -----------
                                                                     5,831,994

                SEMICONDUCTOR (0.9%)
      10,500    QLogic Corp*................................           685,125
      18,000    TranSwitch Corp.*...........................           268,875
      14,000    Vitesse Semiconductor
                    Corp.*..................................           330,750
                                                                   -----------
                                                                     1,284,750

--------------------------------------------------------------------------------
10

                                          Value Line Asset Allocation Fund, Inc.

                                                  September 30, 1998 (unaudited)
================================================================================

      Shares                                                           Value
--------------------------------------------------------------------------------

                SHOE (0.3%)
      15,000    Maxwell Shoe Company,
                    Inc. Class "A"*.........................         $ 178,125
      26,000    Shoe Carnival, Inc.*........................           240,500
                                                                   -----------
                                                                       418,625

                TELECOMMUNICATIONS
                  EQUIPMENT (1.0%)
       4,700    AFC Cable Systems, Inc.*....................           111,625
      22,500    AVT Corporation*............................           509,063
      23,000    InterVoice, Inc.*...........................           527,562
      21,000    Tekelec *...................................           320,250
                                                                   -----------
                                                                     1,468,500

                TELECOMMUNICATION
                  SERVICES (1.8%)
      11,300    AirTouch Communications,
                    Inc.*...................................           644,100
      13,000    Century Telephone
                    Enterprises, Inc........................           614,250
      15,600    DyCom Industries, Inc.*.....................           485,550
      23,000    GeoTel Communications
                    Corp.*..................................           618,125
      11,000    SkyTel Communications
                    Inc.*...................................           199,375
                                                                   -----------
                                                                     2,561,400

                TEXTILE (0.3%)
      15,000    WestPoint Stevens, Inc.*....................           457,500

                THRIFT (0.6%)
      25,000    Dime Bancorp, Inc...........................           632,813
       8,000    GreenPoint Financial Corp...................           255,000
                                                                   -----------
                                                                       887,813

                TOILETRIES/
                  COSMETICS (0.3%)
      19,000    Helen of Troy Ltd.*.........................           368,125

                TRUCKING/
                  TRANSPORTATION
                  LEASING (0.4%)
      13,000    M.S. Carriers, Inc.*........................           258,375
      14,500    MotivePower Industries, Inc.*...............           338,937
                                                                   -----------
                                                                       597,312
                                                                   -----------
                TOTAL
                COMMON STOCKS
                (Cost $118,066,143) ........................       122,925,163
                                                                   -----------

   Principal
    Amount
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (4.8%)
       $4,000,000    United States Treasury
                        Notes 6 1/2%, 5/31/02...............       $ 4,281,080
        2,000,000    United States Treasury
                        Bonds 7 1/4%, 8/15/22...............         2,555,520
                                                                   -----------
                     TOTAL U.S. TREASURY
                     OBLIGATIONS
                     (Cost $6,144,219) .....................         6,836,600
                                                                   -----------

U.S. GOVERNMENT AGENCY OBLIGATIONS (5.6%)
        2,000,000    Federal Home Loan Banks
                        Bonds 5 5/8%, 3/19/01...............         2,044,920
        2,000,000    Federal Home Loan Mortgage
                        Corp. Debentures,
                        5 3/4%, 7/15/03 ....................         2,088,080
        1,000,000    Federal National Mortgage
                        Association Notes,
                        5 3/4%, 6/15/05 ....................         1,052,670
        1,600,000    Federal National Mortgage
                        Association Medium Term
                        Notes, 6 1/2%, 7/16/07..............         1,775,888
        1,000,000    Federal Home Loan Mortgage
                        Corp.  Debentures,
                        5 3/4%, 4/15/08.....................         1,062,560
                                                                   -----------
                     TOTAL U.S.
                     GOVERNMENT AGENCY
                     OBLIGATIONS
                     (Cost $7,636,282) .....................         8,024,118
                                                                   -----------

--------------------------------------------------------------------------------
                                                                              11

Value Line Asset Allocation Fund, Inc.

Schedule of Investments                           September 30, 1998 (unaudited)
================================================================================

Principal Amount                                                      Value
--------------------------------------------------------------------------------

CORPORATE BONDS & NOTES (2.2%)
                     TELECOMMUNICATION
                       SERVICES (2.2%)
       $1,000,000    AirTouch Communications,
                        Inc. Notes,
                        6.650%, 5/1/08......................      $  1,079,830
        1,000,000    MCI WorldCom, Inc.
                        Sr. Notes,
                        6.40%, 8/15/05......................         1,055,290
        1,000,000    U.S. West Capital Funding,
                        Inc., Gtd. Notes,
                        6 1/4%, 7/15/05.....................         1,043,380
                                                                  ------------
                                                                     3,178,500
                                                                  ------------
                     TOTAL CORPORATE
                     BONDS & NOTES
                     (Cost $2,995,491) .....................         3,178,500
                                                                  ------------

                     TOTAL INVESTMENT
                     SECURITIES (98.2%)
                     (Cost $134,842,135) ...................       140,964,381
                                                                  ------------

REPURCHASE AGREEMENT (2.5%)
  (including accrued interest)
        3,600,000    Collateralized by $2,830,000
                        U.S. Treasury Bonds
                        11 1/8%, due 8/15/03,
                        with a value of
                        $3,686,517, (with State
                        Street Bank & Trust
                        Company, 5.30%,
                        dated 9/30/98,
                        due 10/1/98, delivery
                        value $3,600,530)...................         3,600,530
                                                                  ------------

EXCESS OF LIABILITIES
OVER CASH AND
OTHER ASSETS (-0.7%) .......................................          (970,746)
                                                                  ------------

NET ASSETS (100%) ..........................................      $143,594,165
                                                                  ============

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE
PER OUTSTANDING SHARE
($143,594,165 / 9,826,342
shares outstanding) ........................................      $      14.61
                                                                  ============
* Non-income producing


See Notes to Financial Statements.

--------------------------------------------------------------------------------
12

Statement of Assets and Liabilities
at September 30, 1998 (unaudited)
================================================================================

Assets:
Investment securities, at value
  (Cost--$134,842,135).....................................       $140,964,381
Repurchase agreement
  (Cost--$3,600,530).......................................          3,600,530
Cash .....................................................              84,782
Receivable for securities sold ...........................             994,802
Dividends and interest receivable ........................             298,618
Receivable for capital shares sold .......................             149,822
                                                                  ------------
      Total Assets .......................................         146,092,935
                                                                  ------------
Liabilities:
Payable for securities purchased .........................           2,117,353
Payable for capital shares repurchased ...................             243,277
Accrued expenses:
  Advisory fee payable ...................................              74,874
  Distribution plan fees payable .........................              28,507
  Other ..................................................              34,759
                                                                  ------------
      Total Liabilities ..................................           2,498,770
                                                                  ------------
Net Assets ...............................................        $143,594,165
                                                                  ------------
Net Assets consist of:
Capital stock, at $.001 par value
  (authorized 300,000,000,
  outstanding 9,826,342 shares)...........................        $      9,827
Additional paid-in capital ...............................         134,457,265
Undistributed net investment income ......................             604,814
Undistributed net realized gain
  on investments..........................................           2,400,013
Net unrealized appreciation
  of investments..........................................           6,122,246
                                                                  ------------
Net Assets ...............................................        $143,594,165
                                                                  ------------
Net Asset Value, Offering and
  Redemption Price, per
  Outstanding Share
  ($143,594,165 / 9,826,342
  shares outstanding) ....................................        $      14.61
                                                                  ------------

Statement of Operations
for the six months ended September 30, 1998 (unaudited)
================================================================================

Investment Income:
Interest income ..........................................        $    992,168
Dividend income (net of foreign
  withholding tax of $842)................................             166,929
                                                                   -----------
      Total Income .......................................           1,159,097
                                                                   -----------
Expenses:
Advisory fee .............................................             456,112
Service and distribution plan fee ........................             175,428
Custodian fees ...........................................              41,074
Registration and filing fees .............................              19,518
Transfer agent fees ......................................              17,981
Auditing and legal fees ..................................              17,442
Accounting & bookkeeping expense .........................              16,200
Printing .................................................              15,620
Directors' fees and expenses .............................              11,373
Insurance, dues and other ................................              10,007
Amortization of deferred organization
  costs (note 2)..........................................               5,238
                                                                   -----------
      Total Expenses Before
        Custody Credits ..................................             785,993
      Less: Custody Credits ..............................              (1,963)
                                                                   -----------
      Net Expenses .......................................             784,030
                                                                   -----------
Net Investment Income ....................................             375,067
                                                                   -----------
Net Realized and Unrealized Loss
  on Investments:
    Net Realized Loss ....................................             (37,400)
    Change in Net Unrealized
      Appreciation (Depreciation).........................         (17,299,249)
                                                                   -----------
Net Realized Loss and Change in
  Net Unrealized Appreciation
  (Depreciation) on Investments ..........................         (17,336,649)
                                                                   -----------
Net Decrease in Net Assets
  from Operations ........................................        $(16,961,582)
                                                                   -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                                                              13

Statement of Changes in Net Assets
for the six months ended September 30, 1998 (unaudited)
and for the year ended March 31, 1998
================================================================================

                                                                                 Six Months Ended
                                                                                September 30, 1998          Year Ended
                                                                                   (unaudited)           March 31, 1998
                                                                                ---------------------------------------

Operations:
  Net investment income ....................................................    $     375,067            $   1,425,457
  Net realized (loss) gain on investments ..................................          (37,400)              10,804,109
  Change in net unrealized (depreciation) appreciation .....................      (17,299,249)              18,714,947
                                                                                ---------------------------------------
  Net (decrease) increase in net assets from operations ....................      (16,961,582)              30,944,513
                                                                                ---------------------------------------

Distributions to Shareholders:
  Net investment income ....................................................             --                 (1,575,920)
  Net realized gain from investment transactions ...........................             --                (11,263,524)
                                                                                ---------------------------------------
  Total distributions ......................................................             --                (12,839,444)
                                                                                ---------------------------------------

Capital Share Transactions:
  Proceeds from sale of shares .............................................       66,496,922               36,166,180
  Proceeds from reinvestment of distributions to shareholders ..............             --                 11,956,210
  Cost of shares repurchased ...............................................      (29,429,381)             (17,720,083)
                                                                                ---------------------------------------
  Increase from capital share transactions .................................       37,067,541               30,402,307
                                                                                ---------------------------------------

Total Increase .............................................................       20,105,959               48,507,376

Net Assets:
  Beginning of period ......................................................      123,488,206               74,980,830
                                                                                ---------------------------------------
  End of period ............................................................    $ 143,594,165            $ 123,488,206
                                                                                =======================================

Net undistributed investment income, at end of period ......................    $     604,814            $     229,747
                                                                                =======================================


See Notes to Financial Statements.

================================================================================
14

                                          Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements                     September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Value Line Asset  Allocation  Fund,  Inc. (the "Fund") is  registered  under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code of 1986, applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

--------------------------------------------------------------------------------
                                                                              15

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

2.   Organization Costs

Costs of $66,040 incurred in connection with the Funds's organization and initial registration have been deferred and are being amortized over sixty months beginning at the commencement of operations of the Fund. At September 30, 1998, the organization costs were fully amortized.

3.   Capital Share Transactions Transactions in capital stock were as follows:

                                              Six Months Ended
                                               Sept. 30, 1998      Year Ended
                                                 (unaudited)     March 31, 1998
                                              ----------------------------------

Shares sold ................................      4,123,922         2,368,020
Shares issued in
  reinvestment of dividends
  and distributions.........................             --           850,954
                                              ----------------------------------
                                                  4,123,922         3,218,974

Shares repurchased .........................      1,866,568         1,148,119
                                              ----------------------------------
Net increase ...............................      2,257,354         2,070,855
                                              ==================================

4.   Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                                Six Months Ended
                                                                 Sept.  30, 1998
                                                                   (unaudited)
                                                                ----------------
PURCHASES:
U.S. Treasury and U.S. Government
  Obligations ...........................................         $  9,141,840
Other Investment Securities .............................          107,518,486
                                                                  ------------
                                                                  $116,660,326
                                                                  ============

SALES:
U.S. Treasury and U.S. Government
  Obligations ...........................................         $ 17,260,962
Other Investment Securities .............................           59,765,744
                                                                  ------------
                                                                  $ 77,026,706
                                                                  ============

At September 30, 1998, the aggregate cost of investment securities and repurchase agreement for federal income tax purposes was $138,442,665. The aggregate appreciation and depreciation of investments at September 30, 1998, based on a comparison of investment values and their costs for federal income tax purposes was $15,146,522 and $9,024,276 respectively, resulting in a net appreciation of $6,122,246.

5. Advisory Fees, Service and Distribution Plan Fees and Transactions With Affiliates

An advisory fee of $456,112 was paid or payable to the Adviser for the six months ended September 30, 1998. The fee was computed at the rate of .65 of 1% of the daily net assets during the period and paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses in its organization and operation.

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor") a
wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. In the six months ended September 30, 1998, fees amounting to $175,428 were paid or payable under this Plan.


--------------------------------------------------------------------------------
16

                                          Value Line Asset Allocation Fund, Inc.

                                                  September 30, 1998 (unaudited)
--------------------------------------------------------------------------------

Certain officers and directors of the Adviser and the Distributor, are also officers and a director of the Fund. During the six months ended September 30, 1998, the Fund paid brokerage commissions totalling $68,498 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At September 30, 1998, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing Plan, owned 3,808,409 shares of the Fund's capital stock, representing 38.8% of the outstanding shares. In addition, certain officers and directors of the Fund owned 350,225 shares of capital stock, representing 3.6% of the outstanding shares.




--------------------------------------------------------------------------------
                                                                              17

Value Line Asset Allocation Fund, Inc.

Financial Highlights
------------------------------------------------------------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                                                                                                  August 24, 1993
                                    Six Months                                                                   (commencement of
                                      Ended                              Years Ended March 31,                    operations) to
                                  Sept. 30, 1998     ----------------------------------------------------------      March 31,
                                    (Unaudited)         1998              1997            1996          1995           1994
                                ----------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period ........        $16.32            $13.64           $14.13          $11.58        $10.37         $10.00
                                ----------------------------------------------------------------------------------------------------
Income from investment
  operations:
  Net investment income ......           .03               .22              .30             .10           .08            .06(1)
  Net (losses) or gains on
    securities (both realized
    and unrealized) ..........         (1.74)             4.54             2.15            3.86          1.30            .35
                                ----------------------------------------------------------------------------------------------------
    Total from investment
      operations .............         (1.71)             4.76             2.45            3.96          1.38            .41
                                ----------------------------------------------------------------------------------------------------

Less distributions:
  Dividends from net
    investment income ........          --                (.26)            (.25)           (.12)         (.06)          (.04)
  Distributions from capital
    gains ....................          --               (1.82)           (2.69)          (1.29)         (.11)          --
                                ----------------------------------------------------------------------------------------------------
    Total distributions ......          --               (2.08)           (2.94)          (1.41)         (.17)          (.04)
                                ----------------------------------------------------------------------------------------------------

Net asset value, end of period        $14.61            $16.32           $13.64          $14.13        $11.58         $10.37
                                ====================================================================================================

Total return .................      -10.48%+             37.36%           17.49%          35.13%        13.47%          4.15%+
                                ====================================================================================================

Ratios/Supplemental Data:
Net assets end of period
  (in thousands) .............      $143,594          $123,488          $74,981         $55,803       $26,172        $18,989
Ratio of operating expenses to
  average net assets .........          1.14%*(2)         1.15%(2)         1.23%(2)        1.38%         1.76%          0.47%*(1)
Ratio of net investment income
  to average net assets ......          0.54%*            1.46%            1.95%            .99%          .85%          1.10%*(1)
Portfolio turnover rate ......            60%+             139%             192%            244%          211%           108%

(1) Net of expense reimbursement and fees waived by the Adviser. Had these expenses been fully paid by the Fund, net investment loss per share would have been $(.02), the ratio of expenses to average net assets would have been 2.24%*, and the ratio of net investment loss to average net assets would have been (0.67%)*.

(2)  Before offset of custody credits.

+    Not annualized.

*    Annualized.



See Notes to Financial Statements.

--------------------------------------------------------------------------------
18

                                          Value Line Asset Allocation Fund, Inc.


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Value Line Asset Allocation Fund, Inc.

                         The Value Line Family of Funds
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1950--The  Value Line Fund seeks  long-term  growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952--The Value Line Income Fund's primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979--The Value Line Cash Fund, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984--The Value Line Tax Exempt Fund seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income corporate securities.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal individual income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1993--Value Line Small-Cap Growth Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix. 1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

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INVESTMENT ADVISER                  Value Line, Inc.
                                    220 East 42nd Street
                                    New York, NY 10017-5891

DISTRIBUTOR                         Value Line Securities, Inc.
                                    220 East 42nd Street
                                    New York, NY 10017-5891

CUSTODIAN BANK                      State Street Bank and Trust Co.
                                    225 Franklin Street
                                    Boston, MA 02110

SHAREHOLDER                         State Street Bank and Trust Co.
SERVICING AGENT                     c/o NFDS
                                    P.O. Box 419729
                                    Kansas City, MO 64141-6729

INDEPENDENT                         PricewaterhouseCoopers LLP
ACCOUNTANTS                         1177 Avenue of the Americas
                                    New York, NY 10036

LEGAL COUNSEL                       Peter D. Lowenstein, Esq.
                                    Two Greenwich Plaza, Suite 100
                                    Greenwich, CT 06830

DIRECTORS                           Jean Bernhard Buttner
                                    Francis C. Oakley
                                    Marion N. Ruth
                                    Frances T. Newton

OFFICERS                            Jean Bernhard Buttner
                                    Chairman and President
                                    Stephen E. Grant
                                    Vice President
                                    Bruce H. Alston
                                    Vice President
                                    David T. Henigson
                                    Vice President and
                                    Secretary/Treasurer
                                    Jack M. Houston
                                    Assistant Secretary/Treasurer
                                    Stephen La Rosa
                                    Assistant Secretary/Treasurer


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and, accordingly, they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).